5. PROPERTY AND EQUIPMENT (Details) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 153,600	$ 154,771	$ 185,102
PropertyPlantAndEquipmentMember
Property, Plant and Equipment [Line Items]
Machinery & equipment	1,497,703	1,488,527
Computer equipment	458,470	449,893
Office furniture	82,822	82,822
Leasehold improvements	318,108	311,592
Capital leases	51,235	51,235
Total	2,408,338	2,384,069
Accumulated depreciation	(2,254,738)	(2,229,298)
Property and equipment, net	$ 153,600	$ 154,771